Long-Term Debt - Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long term debt	$ 6,433.3	$ 1,033.0
Less: Current portion	176.2	184.5
Total long-term debt	6,257.1	848.5
$450.0 million 5.000% notes due August 14, 2014 [Member]
Debt Instrument [Line Items]
Carrying value of notes	450.0	450.0
$1,200.0 million 1.875% notes due October 1, 2017 [Member]
Debt Instrument [Line Items]
Carrying value of notes	1,200.0
$400.0 million 6.125% notes due August 14, 2019 [Member]
Debt Instrument [Line Items]
Carrying value of notes	400.0	400.0
$1,700.0 million 3.250% notes due October 1, 2022 [Member]
Debt Instrument [Line Items]
Carrying value of notes	1,700.0
$1,000.0 million 4.625% notes due October 1, 2042 [Member]
Debt Instrument [Line Items]
Carrying value of notes	1,000.0
Senior Notes [Member]
Debt Instrument [Line Items]
Less: Unamortized discount	(35.1)	(1.7)
Total long-term debt	4,714.9	848.3
Term Loan Credit Agreement [Member]
Debt Instrument [Line Items]
Long term debt	1,700.0
Mandatorily Redeemable Preferred Stock [Member]
Debt Instrument [Line Items]
Long term debt		183.2
Other, including capital leases [Member]
Debt Instrument [Line Items]
Long term debt	$ 18.4	$ 1.5